COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Capital commitments [abstract]
Schedule of disclosure of commitment

In millions	June 30, 2024	December 31, 2023
Guarantees	$20.1	$15.7
Other commitments	320.6	210.7